Significant Agreements (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jul. 29, 2023	Feb. 01, 2023	May 21, 2021	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Jul. 21, 2023
Significant Agreements [Line Items]
Services payments					$ 4,278
Assets					87,518,032	$ 87,518,032	$ 26,310,447
Research and development expenses						1,949,406	4,129,688
Accounts payable					$ 1,800,000	$ 1,800,000
Accrued expenses							669,000
Royalty net sales percentage						4.00%
Percentage of product					2.00%	2.00%
Royalty rates								25.00%
Aggregate payments								$ 51,250,000
Development milestones costs						$ 500,000
License fee						100,000
Total amount of fee expenses	$ 800,000
Maturity term	Jul. 14, 2025
Expense related to contract						3,100,000
Minimum [Member]
Significant Agreements [Line Items]
Other party payments		$ 2,100,000
Royalties percentage		2.00%
Maximum [Member]
Significant Agreements [Line Items]
Other party payments		$ 4,750,000
Royalties percentage		4.00%
Regulatory milestones [Member]
Significant Agreements [Line Items]
Development milestones costs						1,250,000
Commercial milestones [Member]
Significant Agreements [Line Items]
Development milestones costs						58,000,000
Vendor Agreement [Member]
Significant Agreements [Line Items]
Sales-related services fee									$ 29,100,000
Ology Bioservices, Inc [Member]
Significant Agreements [Line Items]
Aggregate agreement amount initial agreement						4,000,000
Services payments						100,000
Aggregate amount			$ 2,800,000
Cost plus, percentage			15.00%
Assets					$ 137,000	137,000	137,000
Research and development expenses						15,000	1,329,000
Accounts payable					$ 685,000	$ 685,000	$ 476,000
CHMC Agreement [Member]
Significant Agreements [Line Items]
Commercial sale term						10 years
Royalty net sales percentage						5.00%
Royalty rates						50.00%
Revenue rate						25.00%
Option fee						$ 50,000
Aggregate payments						$ 59,750,000
Oxford University Innovation Limited [Member]
Significant Agreements [Line Items]
Royalty net sales percentage								6.00%
Royalty rates								3.00%
Royalty payment								$ 250,000
Maintenance fee								10,000
Oxford University Innovation Limited [Member] | Regulatory milestones [Member]
Significant Agreements [Line Items]
Development milestones costs				$ 9,500,000
Oxford University Innovation Limited [Member] | Commercial milestones [Member]
Significant Agreements [Line Items]
Development milestones costs				39,500,000
Oxford University Innovation Limited [Member] | Development milestone [Member]
Significant Agreements [Line Items]
Development milestones costs				$ 2,250,000
Oxford University Innovation Limited [Member] | OUI Agreement [Member]
Significant Agreements [Line Items]
Maintenance fee								$ 20,000
St. Jude Children’s Hospital [Member]
Significant Agreements [Line Items]
Royalty rates						5.00%
Aggregate payments						$ 1,900,000
Percentage of consideration received					15.00%	15.00%
License fee						$ 5,000
Annual maintenance fee						10,000
St. Jude Children’s Hospital [Member] | Regulatory milestones [Member]
Significant Agreements [Line Items]
Development milestones costs						600,000
St. Jude Children’s Hospital [Member] | Commercial milestones [Member]
Significant Agreements [Line Items]
Development milestones costs						1,000,000
St. Jude Children’s Hospital [Member] | Development milestone [Member]
Significant Agreements [Line Items]
Development milestones costs						$ 300,000
University of Texas Health Science Center at San Antonio [Member]
Significant Agreements [Line Items]
Royalty net sales percentage						3.00%
Royalty rates						20.00%
Aggregate payments						$ 2,200,000
University of Texas Health Science Center at San Antonio [Member] | Commercial milestones [Member]
Significant Agreements [Line Items]
Development milestones costs						1,500,000
University of Texas Health Science Center at San Antonio [Member] | Development milestone [Member]
Significant Agreements [Line Items]
Development milestones costs						$ 700,000
University of Texas Health Science Center at San Antonio [Member] | UT Health Agreement [Member]
Significant Agreements [Line Items]
Royalty net sales percentage						5.00%
Co Development Agreement [Member]
Significant Agreements [Line Items]
Research and development expenses						$ 21,000
Laborator Corporation of America [Member]
Significant Agreements [Line Items]
Description of licensed products						• After the first sale of Proclarix as a laboratory developed test, Labcorp will pay an amount in the mid-six figures,• after Labcorp achieves a certain amount in the low seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures,• after a certain amount in the mid-seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures.